Exceptional items - Additional information (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Exceptional items
Foreign exchange gain (loss)		$ (3)	$ (1)	$ (4)	$ (45)
Net finance (income)/expense		(40)	22	(63)	171
Exceptional income tax charge/(credit)		12	27	19	10
Exceptional items.
Exceptional items
Exceptional operating items, after tax		(58)	7	(93)	60
Start-up related and other costs		16	5	30	8
Transaction related and other costs		4	7	8	10
Net gains (losses) on financial liabilities fair value movement and foreign exchange differences					(9)
Gain on movement in fair market values				146
Net finance (income)/expense		(74)	(6)	(125)	51
Exceptional income tax charge/(credit)		$ (4)	$ 1	(6)	(9)
Redemption premiums and issuance costs on related party borrowing					52
Interest expense on notes issuance	$ 5
Income tax benefit				6	9
Exceptional items. | Promissory Note
Exceptional items
Foreign exchange gain (loss)				(21)	15
Americas | Exceptional items.
Exceptional items
Start-up related and other costs				14	5
Europe | Exceptional items.
Exceptional items
Start-up related and other costs				$ 16	$ 3